UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 13F

                       FROM 13F COVER PAGE

Report for the calendar year or Quarter Ended: 12/31/2004

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    Badgley, Phelps and Bell, Inc.
Address: 1420 5th Avenue
         Suite 3200
         Seattle, WA  98101

13F File Number: 28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of the Reporting Manager:

Name:      Steven C. Phelps
Title:     President
Phone:     206-623-6172
Signature, Place, and Date of Signing:

    Steven C. Phelps   Seattle, WA   February 8, 2005


Report Type (Check only one.):
[X]         13F HOLDINGS.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: 0

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   86

Form 13F Information Table Value Total:   687951

                                                      Badgley, Phelps and Bell
                                                              FORM 13F
                                                          December 31, 2004

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

Dodge & Cox Stock Fund                          256219106      283 2170.474 SH       Sole                                   2170.474
Muhlenkamp Fund                                 962096103      250 3168.028 SH       Sole                                   3168.028
Vanguard US Value Fund Inv                      922020201      275 19990.085SH       Sole                                  19990.085
3M Co.                         COM              88579Y101    19254   234606 SH       Sole                    34444            200962
AFLAC, Inc.                    COM              001055102     6992   175501 SH       Sole                     1425            174076
Abbott Laboratories            COM              002824100     1313    28150 SH       Sole                                      28150
Affiliated Computer Services,  COM              008190100    13973   232150 SH       Sole                    36275            196675
Amdocs Limited                 COM              G02602103      656    24975 SH       Sole                                      24975
American International Group   COM              026874107    20502   312192 SH       Sole                    45285            267907
Amgen Inc.                     COM              031162100    13178   205432 SH       Sole                    25832            180215
Arthur J. Gallagher & Co.      COM              363576109    10375   319245 SH       Sole                    62200            258445
Automatic Data Processing      COM              053015103     1165    26260 SH       Sole                                      26260
BP PLC - Spons ADR             COM              055622104     1662    28451 SH       Sole                      425             28026
Bank of America                COM              060505104     1043    22190 SH       Sole                                      22190
Bed Bath & Beyond Inc.         COM              075896100     8513   213745 SH       Sole                    43075            171670
Bemis Co.                      COM              081437105      661    22725 SH       Sole                                      22725
Berkshire Hathaway A           COM              084670108      352        4 SH       Sole                                          4
CVS Corp.                      COM              126650100     1357    30111 SH       Sole                                      30111
ChevronTexaco Corp.            COM              166764100     2412    45932 SH       Sole                                      45932
Cintas Corp.                   COM              172908105     2505    57108 SH       Sole                      376             56732
Cisco Systems                  COM              17275R102    14854   768851 SH       Sole                    99722            671429
Citigroup                      COM              172967101    16324   338822 SH       Sole                    55195            284902
Coca-Cola Co.                  COM              191216100      403     9674 SH       Sole                                       9674
Colgate-Palmolive              COM              194162103     2039    39851 SH       Sole                      375             39476
Constellation Brands, Inc.     COM              21036P108      228     4900 SH       Sole                                       4900
Costco Wholesale Corp.         COM              22160K105    19914   411358 SH       Sole                    50265            362228
Cypress Semiconductor          COM              232806109      160    13656 SH       Sole                                      13656
Dell, Inc.                     COM              24702R101    20064   476125 SH       Sole                    69980            407745
EMC Corporation                COM              268648102      193    13000 SH       Sole                                      13000
Ecolab, Inc.                   COM              278865100    24908   709011 SH       Sole                   104895            606516
Electronic Arts                COM              285512109    17580   285019 SH       Sole                    45150            240869
Emerson Electric               COM              291011104     2106    30046 SH       Sole                                      30046
Estee Lauder Co.               COM              518439104     9353   204351 SH       Sole                    39197            166054
Expeditors Int'l of Washington COM              302130109    15211   272215 SH       Sole                    39375            233740
Exxon Mobil Corp.              COM              30231G102     4442    86666 SH       Sole                      475             86191
Fannie Mae                     COM              313586109     3258    45754 SH       Sole                                      45754
FedEx Corp.                    COM              31428X106    15553   157914 SH       Sole                    35650            123064
Fifth Third Bancorp            COM              316773100      600    12678 SH       Sole                      375             12303
Freddie Mac                    COM              313400301      335     4550 SH       Sole                                       4550
General Electric               COM              369604103    23515   644247 SH       Sole                    73780            572202
Harley-Davidson                COM              412822108    13443   221283 SH       Sole                    31185            190798
Home Depot                     COM              437076102     3664    85734 SH       Sole                                      85734
Intel Corp.                    COM              458140100     3671   156948 SH       Sole                      700            156248
International Business Machine COM              459200101      469     4760 SH       Sole                                       4760
JPMorgan Chase & Co.           COM              46625H100      261     6702 SH       Sole                                       6702
Johnson & Johnson              COM              478160104     8482   133751 SH       Sole                      575            133176
Johnson Controls               COM              478366107    10942   172480 SH       Sole                    28375            144705
Kimberly-Clark                 COM              494368103     1644    24982 SH       Sole                                      24982
MBNA Corp.                     COM              55262L100    21289   755202 SH       Sole                   106107            651595
Medtronic, Inc.                COM              585055106    18333   369099 SH       Sole                    43380            326749
Michaels Stores, Inc.          COM              594087108    15410   514193 SH       Sole                    75813            440080
Microsoft Corp.                COM              594918104    17790   665775 SH       Sole                    59125            608015
Mohawk Industries, Inc.        COM              608190104    13372   146540 SH       Sole                    23350            123790
National City Corp.            COM              635405103      225     6000 SH       Sole                                       6000
Omnicom Group                  COM              681919106    18402   218243 SH       Sole                    33970            185073
PACCAR, Inc.                   COM              693718108      938    11649 SH       Sole                                      11649
Paychex, Inc.                  COM              704326107     2857    83828 SH       Sole                      601             83227
PepsiCo, Inc.                  COM              713448108    18697   358182 SH       Sole                    45560            313682
Pfizer, Inc.                   COM              717081103    11221   417276 SH       Sole                    61742            356984
Praxair Inc.                   COM              74005P104    15862   359265 SH       Sole                    59210            301355
Procter & Gamble               COM              742718109     2266    41140 SH       Sole                                      41140
QUALCOMM, Inc.                 COM              747525103     3870    91269 SH       Sole                      600             90669
Quest Diagnostics              COM              74834L100    10254   107320 SH       Sole                    21125             86645
Royal Dutch Petroleum          COM              780257804      776    13525 SH       Sole                                      13525
SAFECO Corp.                   COM              786429100      530    10136 SH       Sole                                      10136
SEI Investments Company        COM              784117103     1952    46550 SH       Sole                                      46550
SLM Corp.                      COM              78442P106     2492    46675 SH       Sole                                      46675
Southern Co.                   COM              842587107      235     7000 SH       Sole                                       7000
Starbucks Corp.                COM              855244109    34200   548427 SH       Sole                    65490            484337
State Street Corp.             COM              857477103    17386   353958 SH       Sole                    48100            306958
Stryker Corp.                  COM              863667101    13262   274850 SH       Sole                    48000            227900
Symantec Corp.                 COM              871503108    13849   537626 SH       Sole                    86050            453676
Sysco Corp.                    COM              871829107    22726   595386 SH       Sole                    75015            522071
Teleflex Inc.                  COM              879369106      218     4200 SH       Sole                                       4200
Teva Pharmaceutical Industries COM              881624209    10783   361125 SH       Sole                    62100            300525
Texas Instruments              COM              882508104      549    22304 SH       Sole                                      22304
U.S. Bancorp                   COM              902973304     1075    34321 SH       Sole                                      34321
United Parcel Service, Inc.    COM              911312106     6878    80483 SH       Sole                      375             80108
Varian Medical Systems, Inc.   COM              92220P105     8463   195715 SH       Sole                    40515            156165
Wal-Mart Stores                COM              931142103     8017   151787 SH       Sole                    27095            125292
Walgreen Co.                   COM              931422109    11934   311019 SH       Sole                    52780            259489
Washington Federal             COM              938824109     2149    80968 SH       Sole                                      80968
Wells Fargo                    COM              949746101     1411    22711 SH       Sole                                      22711
Wrigley Wm Jr                  COM              982526105      834    12050 SH       Sole                                      12050
Wyeth                          COM              983024100      405     9499 SH       Sole                                       9499
eBay, Inc.                     COM              278642103    16704   143581 SH       Sole                    22205            121831
REPORT SUMMARY                 86 DATA RECORDS              687951            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED